Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

7. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2022	2023
	US$	US$
Accrued payroll and welfare	19,967,738	22,173,790
Taxes payable	1,426,024	1,502,539
Others	1,427,406	3,018,670
Accrued Expenses and Other Current Liabilities	22,821,168	26,694,999